Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of consolidating entities
	% of ownership		Jurisdiction

BetterLife Pharma Inc.	Parent		Canada
Altum Pharmaceuticals Inc. (acquired August 2020) (Note 6(b))	100%		Canada
Pivot Pharmaceuticals Manufacturing Corp. (divested December 2020) (Note 5(a))	100%		Canada
Blife Therapeutics Inc. (acquired May 2020) (Note 6(c))	100%		Canada
Pivot Green Stream Health Solutions Inc. (dissolved January 2020)	100%		Canada
Altum S1M US Corp.	100	%(1)	U.S.A.
BetterLife Pharma US Inc.	100%		U.S.A.
Pivot Naturals, LLC (divested February 2020) (Note 4)	100%		U.S.A.
Thrudermic, LLC	100%		U.S.A.
BetterLife Europe Pharmaceuticals AG	100%		Lichtenstein
Solmic AG	100%		Switzerland
Altum Pharma (Australia) Pty Ltd.	100	%(1)	Australia
Altum Pharmaceuticals (HK) Limited	100	%(1)	Hong Kong
Altum Pharmaceuticals International Inc. (dissolved December 2020)	100	%(1)	Barbados
Altum Pharmaceuticals Barbados Inc. (dissolved December 2020)	100	%(1)	Barbados

Schedule of property and equipment
Computer equipment	2 years
Equipment	5 years
Leasehold improvements	5 to 10 years
Security system	5 years

Schedule of intangible assets
Patents	10 years
Unpatented technology	10 years